SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
General And Administrative Expenses
Salaries					$ 1,016,881	$ 143,065
Share based compensation			$ 491,641	$ 2,913,676	2,889,567	4,302,978
Professional fees					225,384	117,860
Other					79,523	34,399
Total general and administrative expenses	$ 622,252	$ 738,367	$ 1,777,596	$ 3,837,554	$ 4,211,355	$ 4,598,302